Concentrations of Credit Risk (Tables)	12 Months Ended
Dec. 31, 2014
Risks and Uncertainties [Abstract]
Concentrations of Credit

At December 31, 2014 concentrations of credit were as follows:

	Amount	Percent of Tier 1 Capital
Lessors of Nonresidential Buildings	$12,219,442	39.6%

Lessors of Residential Buildings and Dwellings	$9,790,236	31.7%

General Government Support	$9,411,713	30.5%